Employee benefits (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	$ 10,199	$ 14,384
Recognized in the Statement of Income	1,403	1,185
Interest income	1,403	1,185
Recognized in Equity - other comprehensive income	(68)	(1,341)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	(68)
Cash effects	1,062	1,001
Contributions paid by the sponsor (Company)	1,016	961
Term of financial commitment (TFC) paid by the Company	46	40
Other Changes	(661)	(5,030)
Contributions paid by participants	43	45
Benefits paid, net of assisted contributions	(1,989)	(1,920)
Translation Adjustment	1,285	(3,155)
Fair value of plan assets at the end of the year	11,935	10,199
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	7,308	10,201
Recognized in the Statement of Income	1,006	842
Interest income	1,006	842
Recognized in Equity - other comprehensive income	(138)	(896)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	(138)
Cash effects	380	382
Contributions paid by the sponsor (Company)	351	355
Term of financial commitment (TFC) paid by the Company	29	27
Other Changes	(70)	(3,221)
Contributions paid by participants	22	24
Benefits paid, net of assisted contributions	(1,018)	(999)
Translation Adjustment	926	(2,246)
Fair value of plan assets at the end of the year	8,486	7,308
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	2,075	3,007
Recognized in the Statement of Income	284	244
Interest income	284	244
Recognized in Equity - other comprehensive income	(73)	(296)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	(73)
Cash effects	123	121
Contributions paid by the sponsor (Company)	106	108
Term of financial commitment (TFC) paid by the Company	17	13
Other Changes	(84)	(1,001)
Contributions paid by participants	5	5
Benefits paid, net of assisted contributions	(348)	(354)
Translation Adjustment	259	(652)
Fair value of plan assets at the end of the year	2,325	2,075
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	816	1,176
Recognized in the Statement of Income	113	99
Interest income	113	99
Recognized in Equity - other comprehensive income	143	(149)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	143
Cash effects	14	13
Contributions paid by the sponsor (Company)	14	13
Term of financial commitment (TFC) paid by the Company
Other Changes	38	(323)
Contributions paid by participants	16	16
Benefits paid, net of assisted contributions	(81)	(79)
Translation Adjustment	103	(260)
Fair value of plan assets at the end of the year	1,124	816
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year
Recognized in the Statement of Income
Interest income
Recognized in Equity - other comprehensive income
Remeasurement: Higher/(lower) return on plan assets compared to discount rate
Cash effects	545	485
Contributions paid by the sponsor (Company)	545	485
Term of financial commitment (TFC) paid by the Company
Other Changes	(545)	(485)
Contributions paid by participants
Benefits paid, net of assisted contributions	(542)	(488)
Translation Adjustment	(3)	3
Fair value of plan assets at the end of the year